Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt
18.	Debt

	2019
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.90%	732,657
Long-term variable rate debt	2029	2.15% to 3.50%	322,764

			1,055,421
Current maturities			(117,238)

Long-term debt			$938,183

	2018
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2028	1.58% to 4.90%	779,592
Long-term variable rate debt	2028	2.67% to 3.91%	367,656
Loans payables	2019	3.41% to 3.71%	140,000

			1,287,248
Current maturities			(311,965)

Long-term debt			$975,283

Maturities of long-term debt for the next five years are as follows:

Year ending December 31, 202 0	117,238
2021	115,965
2022	109,727
2023	88,786
2024	157,824
Thereafter	465,881

$1,055,421

As of December 31, 2019, long-term fixed rate debt included $604.5 million (2018: $601.3 million) and long-term variable debt included $224.3 million corresponding to aircraft adquisitions using JOLCO arrangements (2018: $175.5 million).
As of December 31, 2019 the Company had $226.6 million (2018: $297.8 million) of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.
The Company’s Export-Import Bank supported financings are amortized on a quarterly basis, are denominated in U.S. dollars, and originally bear interest at a floating rate linked to LIBOR. The Export-Import Bank guaranteed facilities typically offer an option to fix the applicable interest rate. The Company has exercised this option with respect to $128.1 million as of December 31, 2019 (2018: $178.3 million).
In the past, the Company has extended the maturity of some of its aircraft financing to 15 years through the use of a “Stretched Overall Amortization and Repayment” (SOAR), structure which provides serial draw-downs, calculated to result in a 100% loan accreting to a recourse balloon at the maturity of the Export-Import Bank guaranteed loan. During 2019, the Company paid off its 2 remaining aircraft under SOAR structure, therefore there is no any outstanding balance as of December 31, 2019 (2018: $15.0 million).
As of December 31, 2019, the Company do not have any outstanding balances related to its lines of credits (2018: $140.0 million).
The detail of finance cost and income is as follows:

	2019	2018	2017
Finance income -
Interest income on short-term bank deposits	$1,432	$1,670	$1,499
Interest income on investment	22,973	21,958	16,440

	$24,405	$23,628	$17,939

Finance cost -
Interests expense on bank loans	$(36,676)	$(34,687)	$(32,599)
Interest on factoring	(1,316)	(1,163)	(2,624)
Interest on lease liabilities (see note 14)	(13,294)	(14,179)	(15,107)
Other fina nce cost	(6,146)	(796)	(766)

	$(57,432)	$(50,825)	$(51,096)

Changes in liabilities arising from financing activities:

				Non-cash
	2018	Cash flows	New debt	transactions	2019
Loans and borrowings	$1,287,248	$(426,827)	$95,000	$100,000	$1,055,421
Lease liability	375,683	(103,069)	—	31,950	304,564
Dividends payable	—	(110,438)	—	—	(110,438)

Total liabilities from financing activities	$1,662,931	$(640,334)	$95,000	$131,950	$1,249,547

				Non-cash
	2017	Cash flows	New debt	transactions	2018
Loans and borrowings	$1,174,581	$(401,333)	$225,000	$289,000	$1,287,248
Lease liability	397,006	(106,254)	—	84,931	375,683
Dividends payable	—	(147,604)	—	—	(147,604)

Total liabilities from financing activities	$1,571,587	$(655,191)	$225,000	$373,931	$1,515,327

The Company had non-cash additions to right-of-use asset and lease liabilities of $31.9 million in 2019 (2018: 84.9 million).
During 2019, the Company’s non-cash investing and financing transactions are comprised of $100.0 million related to the acquisition of two new aircraft that are financed using the JOLCO structure (2018: $289.0 million).
The Company classifies interest paid as cash flows from operating activities.